Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In August 2022, the SEC adopted pay versus performance disclosure rules that require us to provide the information set forth in the table below. The rules require disclosure for each of the Company’s five most recently completed fiscal years. For the initial disclosure, however, we were only required to provide disclosure for the prior three years, with an additional year added in each of the two subsequent years. The table below includes the Company’s four most recently completed fiscal years.
As required by Item 402(v) of Regulation
S-K,
the following table, along with accompanying footnotes and discussion, provide certain information regarding executive compensation and measures of Company performance for the last four fiscal years. Except where expressly stated, the information presented below was not considered by the compensation committee in structuring our executive compensation program for the years presented. See Compensation Discussion and Analysis for a discussion of the philosophy, objectives, and structure of our executive pay program.
Pay Versus Performance Table

Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Income ($)(7)	Company Selected Measure – Direct Written Premium Growth (8)

2023 2022 2021 2020	7,824,320 4,512,236 4,874,521 5,263,661	7,554,765 4,276,021 3,282,462 6,398,321	2,018,188 1,328,989 1,515,340 1,837,951	1,461,566 1,273,145 1,018,693 1,999,556	221 161 122 152	153 139 127 98	446,061,322 298,569,474 297,860,233 293,303,865	17.0 9.2 3.3 1.8	% % % %

(1)	See “Total” column in the 2023, 2022, 2021 and 2020 Summary Compensation Table.

(2)
“Compensation Actually Paid” is based on the total compensation included in the Summary Compensation Table for Mr. NeCastro and the
non-CEO
NEOs for years 2023, 2022, 2021 and 2020 with adjustments to the amounts disclosed for equity awards and pension benefits as illustrated below. Compensation Actually Paid is computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned or paid to Mr. NeCastro during the applicable year.

				Stock Award Adjustments(a)			Pension Benefit Adjustment(b)
	Summary Compensation Table (“SCT”) Total	Stock Awards Deducted From SCT ($)	Change in Pension Value Deducted From SCT ($)	Stock Awards Added to Compensation Actually Paid ($)	Stock Awards Deducted to Compensation Actually Paid ($)	Stock Award “True-Up” Added/ Deducted from Compensation Actually Paid ($)	Pension Service Cost Added to Compensation Actually Paid ($)	Total Compensation Actually Paid ($)
	A	B	C	D	E	F	G	A - (B + C + E) + (D + F + G)

CEO

2023	7,824,320	4,540,445	525,707	5,085,959	0	(511,981)	222,618	7,554,765

2022	4,512,236	2,184,136	0	2,052,999	0	(387,601)	282,523	4,276,021

2021	4,874,521	1,940,202	509,104	759,848	0	(205,957)	303,356	3,282,462

2020	5,263,661	1,900,133	1,270,170	4,085,511	0	(53,808)	273,259	6,398,321

Average Non-CEO NEOs

2023	2,018,188	827,526	347,379	692,400	64,128	(68,400)	58,413	1,461,566

2022	1,328,989	432,460	7,145	416,370	0	(71,931)	39,323	1,273,145

2021	1,515,340	448,446	148,236	122,250	44,433	(61,373)	83,591	1,018,693

2020	1,837,951	439,373	537,564	1,057,944	0	(23,229)	103,827	1,999,556

(a)
Stock Award Adjustments:
We deducted the grant date fair value of LTIP and Equity Compensation Plan awards reported in the “Stock Awards” column in the Summary Compensation Table (column B above) and added the aggregate sum of: (i) for LTIP and

Equity Compensation Plan awards granted in a prior Fiscal Year, or “FY,” that are outstanding and unvested at the end of the covered FY, the change in fair value at the end of the covered FY compared to the fair value at the end of the prior FY; (ii) for LTIP and Equity Compensation Plan awards granted in the covered FY, that are outstanding and unvested at the end of the covered FY, the fair value of the grant at the end of the covered FY; (iii) for LTIP awards granted in a prior FY that vested during the covered FY, the change in fair value at the vesting date compared to the fair value at the end of the prior FY; and (iv) in the year the award is paid, which is the year after vesting, the actual amount paid compared to the fair value at the vesting date. These values are all represented in columns D, E and F above. Column E represents the average of awards granted in a FY prior to the covered FY that failed to meet the applicable vesting conditions.
Fair value for computation of stock awards is computed in accordance with the fair value methodology to account for share-based payments according to U.S. Generally Accepted Accounting Principles, or “U.S. GAAP.” The fair value of stock awards in columns D and E are based on the following assumptions:

At December 29, 2023

Award Year	2023	2022	2021

Class A Common Stock ($)	334.92	334.92	334.92

Performance Factor (for LTIP awards)	1.1786	0.7970	.5000
At December 30, 2022

Award Year	2022	2021	2020

Class A Common Stock ($)	248.72	248.72	248.72

Performance Factor (for LTIP awards)	0.7970	0.4475	0.6614
At December 31, 2021

Award Year	2021	2020	2019

Class A Common Stock ($)	192.66	192.66	192.66

Performance Factor (for LTIP awards)	0.7598	0.8701	0.7015
At December 31, 2020

Award Year	2020	2019	2018

Class A Common Stock ($)	245.60	245.60	245.60

Performance Factor (for LTIP awards)	0.7422	0.6313	1.0302
Former Executive Vice President and Chief Information Officer Robert C. Ingram III, who retired December 31, 2021, was a NEO in years 2020 and 2021, but not 2022. As a result, Average Compensation Actually Paid for non-CEO
NEOs in 2022 does not reflect a deduction of $303,317, the difference between Mr. Ingram’s Compensation Actually Paid in 2021, which relied on an estimated amount of his LTIP payout, and what Mr. Ingram’s 2021 Compensation Actually Paid would have been using the amount actually paid to him in 2022. The fair value for the actual amounts paid in 2022, 2021 and 2020 was based on the average price of our Class A common stock for the last 20 trading days of each performance period, $191.73, $238.30 and $168.45, respectively, and actual LTIP performance factors of .5267, .9841 and 1.0891, respectively.
The LTIP performance factor of .5000 at December 29, 2023 for the Award Year 2021 reflected in the above table represents a combination of performance under the LTIP and awards granted under the company’s Equity Compensation Plan. For Ms. Pelkowski, Award Year 2022 at December 29, 2023 is valued using the performance factor assigned to her senior vice president role, .7945. For Award Year 2023, a portion is valued using the senior vice president performance factor, 1.2044, and a portion is valued using the executive vice president performance factor, 1.1786.

(b)
Pension Benefits:
We deducted the amount in the “Change in Pension Value and
Non-Qualified
Deferred Compensation Earnings” column in the Summary Compensation Table and added the aggregate of: (i) actuarially determined service cost under our pension plan, a tax-qualified
defined benefit plan, and our SERP, a
non-qualified
defined benefit arrangement attributable to services rendered by the executive during the covered fiscal year; and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation, in each case, calculated in accordance with U.S. GAAP. These values are reported in columns C and G.

(3)	See 2023 Summary Compensation Table for a listing of 2023 NEOs. The NEOs for 2022, 2021 and 2020 exclude Ms. Pelkowski. The NEO’s for 2021 and 2020 exclude Mr. Srinivasa and include Mr. Ingram.

(4)
“Compensation Actually Paid” is based on the total compensation included in the Summary Compensation Table with adjustments to the amounts disclosed for equity awards and pension benefits as described and quantified in footnote 2. Amounts shown in this column are an average of compensation actually paid for all NEOs for the covered FY, excluding our CEO, Mr. NeCastro.

(5)	Cumulative total shareholder return, or “TSR,” assuming reinvestment of dividends, for the periods indicated for our Class A common stock.

(6)
TSR for Standard & Poor’s Supercomposite Insurance Industry Group Index using a 2019 base year as reported in our annual report on Form
10-K
filed with the SEC on February 26, 2024, March 1, 2023, February 24, 2022 and February 25, 2021.

(7)	Net income as reported in our annual reports on Form 10-K filed with the SEC on February 26, 2024, March 1, 2023, February 24, 2022 and February 25, 2021.

(8)
Annual DWP growth of the Property and Casualty Group is our company selected measure that best reflects the relationship between compensation actually paid to our NEOs and Company performance. Our management fee revenue is calculated as a percentage – limited to 25 percent—of all direct written premiums of the Property and Casualty Group. The management fee rate was set at 25 percent for 2023, 2022, 2021 and 2020. DWP is adjusted when computing the Company’s management fee revenue. The adjustments include changes in the estimate for management fee returned on cancelled policies and the timing of revenue recognized for the administrative services.

Company Selected Measure Name	Direct Written Premium Growth
Named Executive Officers, Footnote	See 2023 Summary Compensation Table for a listing of 2023 NEOs. The NEOs for 2022, 2021 and 2020 exclude Ms. Pelkowski. The NEO’s for 2021 and 2020 exclude Mr. Srinivasa and include Mr. Ingram.
Peer Group Issuers, Footnote	TSR for Standard & Poor’s Supercomposite Insurance Industry Group Index using a 2019 base year as reported in our annual report on Form
10-K
	filed with the SEC on February 26, 2024, March 1, 2023, February 24, 2022 and February 25, 2021.
PEO Total Compensation Amount	$ 7,824,320	$ 4,512,236	$ 4,874,521	$ 5,263,661
PEO Actually Paid Compensation Amount	$ 7,554,765	4,276,021	3,282,462	6,398,321
Adjustment To PEO Compensation, Footnote
(2)
“Compensation Actually Paid” is based on the total compensation included in the Summary Compensation Table for Mr. NeCastro and the
non-CEO
NEOs for years 2023, 2022, 2021 and 2020 with adjustments to the amounts disclosed for equity awards and pension benefits as illustrated below. Compensation Actually Paid is computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned or paid to Mr. NeCastro during the applicable year.

				Stock Award Adjustments(a)			Pension Benefit Adjustment(b)
	Summary Compensation Table (“SCT”) Total	Stock Awards Deducted From SCT ($)	Change in Pension Value Deducted From SCT ($)	Stock Awards Added to Compensation Actually Paid ($)	Stock Awards Deducted to Compensation Actually Paid ($)	Stock Award “True-Up” Added/ Deducted from Compensation Actually Paid ($)	Pension Service Cost Added to Compensation Actually Paid ($)	Total Compensation Actually Paid ($)
	A	B	C	D	E	F	G	A - (B + C + E) + (D + F + G)

CEO

2023	7,824,320	4,540,445	525,707	5,085,959	0	(511,981)	222,618	7,554,765

2022	4,512,236	2,184,136	0	2,052,999	0	(387,601)	282,523	4,276,021

2021	4,874,521	1,940,202	509,104	759,848	0	(205,957)	303,356	3,282,462

2020	5,263,661	1,900,133	1,270,170	4,085,511	0	(53,808)	273,259	6,398,321

Average Non-CEO NEOs

2023	2,018,188	827,526	347,379	692,400	64,128	(68,400)	58,413	1,461,566

2022	1,328,989	432,460	7,145	416,370	0	(71,931)	39,323	1,273,145

2021	1,515,340	448,446	148,236	122,250	44,433	(61,373)	83,591	1,018,693

2020	1,837,951	439,373	537,564	1,057,944	0	(23,229)	103,827	1,999,556

(a)
Stock Award Adjustments:
We deducted the grant date fair value of LTIP and Equity Compensation Plan awards reported in the “Stock Awards” column in the Summary Compensation Table (column B above) and added the aggregate sum of: (i) for LTIP and

Equity Compensation Plan awards granted in a prior Fiscal Year, or “FY,” that are outstanding and unvested at the end of the covered FY, the change in fair value at the end of the covered FY compared to the fair value at the end of the prior FY; (ii) for LTIP and Equity Compensation Plan awards granted in the covered FY, that are outstanding and unvested at the end of the covered FY, the fair value of the grant at the end of the covered FY; (iii) for LTIP awards granted in a prior FY that vested during the covered FY, the change in fair value at the vesting date compared to the fair value at the end of the prior FY; and (iv) in the year the award is paid, which is the year after vesting, the actual amount paid compared to the fair value at the vesting date. These values are all represented in columns D, E and F above. Column E represents the average of awards granted in a FY prior to the covered FY that failed to meet the applicable vesting conditions.
Fair value for computation of stock awards is computed in accordance with the fair value methodology to account for share-based payments according to U.S. Generally Accepted Accounting Principles, or “U.S. GAAP.” The fair value of stock awards in columns D and E are based on the following assumptions:

At December 29, 2023

Award Year	2023	2022	2021

Class A Common Stock ($)	334.92	334.92	334.92

Performance Factor (for LTIP awards)	1.1786	0.7970	.5000
At December 30, 2022

Award Year	2022	2021	2020

Class A Common Stock ($)	248.72	248.72	248.72

Performance Factor (for LTIP awards)	0.7970	0.4475	0.6614
At December 31, 2021

Award Year	2021	2020	2019

Class A Common Stock ($)	192.66	192.66	192.66

Performance Factor (for LTIP awards)	0.7598	0.8701	0.7015
At December 31, 2020

Award Year	2020	2019	2018

Class A Common Stock ($)	245.60	245.60	245.60

Performance Factor (for LTIP awards)	0.7422	0.6313	1.0302
Former Executive Vice President and Chief Information Officer Robert C. Ingram III, who retired December 31, 2021, was a NEO in years 2020 and 2021, but not 2022. As a result, Average Compensation Actually Paid for non-CEO
NEOs in 2022 does not reflect a deduction of $303,317, the difference between Mr. Ingram’s Compensation Actually Paid in 2021, which relied on an estimated amount of his LTIP payout, and what Mr. Ingram’s 2021 Compensation Actually Paid would have been using the amount actually paid to him in 2022. The fair value for the actual amounts paid in 2022, 2021 and 2020 was based on the average price of our Class A common stock for the last 20 trading days of each performance period, $191.73, $238.30 and $168.45, respectively, and actual LTIP performance factors of .5267, .9841 and 1.0891, respectively.
The LTIP performance factor of .5000 at December 29, 2023 for the Award Year 2021 reflected in the above table represents a combination of performance under the LTIP and awards granted under the company’s Equity Compensation Plan. For Ms. Pelkowski, Award Year 2022 at December 29, 2023 is valued using the performance factor assigned to her senior vice president role, .7945. For Award Year 2023, a portion is valued using the senior vice president performance factor, 1.2044, and a portion is valued using the executive vice president performance factor, 1.1786.

(b)
Pension Benefits:
We deducted the amount in the “Change in Pension Value and
Non-Qualified
Deferred Compensation Earnings” column in the Summary Compensation Table and added the aggregate of: (i) actuarially determined service cost under our pension plan, a tax-qualified
defined benefit plan, and our SERP, a
non-qualified
defined benefit arrangement attributable to services rendered by the executive during the covered fiscal year; and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation, in each case, calculated in accordance with U.S. GAAP. These values are reported in columns C and G.

Non-PEO NEO Average Total Compensation Amount	$ 2,018,188	1,328,989	1,515,340	1,837,951
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,461,566	1,273,145	1,018,693	1,999,556
Adjustment to Non-PEO NEO Compensation Footnote
(2)
“Compensation Actually Paid” is based on the total compensation included in the Summary Compensation Table for Mr. NeCastro and the
non-CEO
NEOs for years 2023, 2022, 2021 and 2020 with adjustments to the amounts disclosed for equity awards and pension benefits as illustrated below. Compensation Actually Paid is computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned or paid to Mr. NeCastro during the applicable year.

				Stock Award Adjustments(a)			Pension Benefit Adjustment(b)
	Summary Compensation Table (“SCT”) Total	Stock Awards Deducted From SCT ($)	Change in Pension Value Deducted From SCT ($)	Stock Awards Added to Compensation Actually Paid ($)	Stock Awards Deducted to Compensation Actually Paid ($)	Stock Award “True-Up” Added/ Deducted from Compensation Actually Paid ($)	Pension Service Cost Added to Compensation Actually Paid ($)	Total Compensation Actually Paid ($)
	A	B	C	D	E	F	G	A - (B + C + E) + (D + F + G)

CEO

2023	7,824,320	4,540,445	525,707	5,085,959	0	(511,981)	222,618	7,554,765

2022	4,512,236	2,184,136	0	2,052,999	0	(387,601)	282,523	4,276,021

2021	4,874,521	1,940,202	509,104	759,848	0	(205,957)	303,356	3,282,462

2020	5,263,661	1,900,133	1,270,170	4,085,511	0	(53,808)	273,259	6,398,321

Average Non-CEO NEOs

2023	2,018,188	827,526	347,379	692,400	64,128	(68,400)	58,413	1,461,566

2022	1,328,989	432,460	7,145	416,370	0	(71,931)	39,323	1,273,145

2021	1,515,340	448,446	148,236	122,250	44,433	(61,373)	83,591	1,018,693

2020	1,837,951	439,373	537,564	1,057,944	0	(23,229)	103,827	1,999,556

(a)
Stock Award Adjustments:
We deducted the grant date fair value of LTIP and Equity Compensation Plan awards reported in the “Stock Awards” column in the Summary Compensation Table (column B above) and added the aggregate sum of: (i) for LTIP and

Equity Compensation Plan awards granted in a prior Fiscal Year, or “FY,” that are outstanding and unvested at the end of the covered FY, the change in fair value at the end of the covered FY compared to the fair value at the end of the prior FY; (ii) for LTIP and Equity Compensation Plan awards granted in the covered FY, that are outstanding and unvested at the end of the covered FY, the fair value of the grant at the end of the covered FY; (iii) for LTIP awards granted in a prior FY that vested during the covered FY, the change in fair value at the vesting date compared to the fair value at the end of the prior FY; and (iv) in the year the award is paid, which is the year after vesting, the actual amount paid compared to the fair value at the vesting date. These values are all represented in columns D, E and F above. Column E represents the average of awards granted in a FY prior to the covered FY that failed to meet the applicable vesting conditions.
Fair value for computation of stock awards is computed in accordance with the fair value methodology to account for share-based payments according to U.S. Generally Accepted Accounting Principles, or “U.S. GAAP.” The fair value of stock awards in columns D and E are based on the following assumptions:

At December 29, 2023

Award Year	2023	2022	2021

Class A Common Stock ($)	334.92	334.92	334.92

Performance Factor (for LTIP awards)	1.1786	0.7970	.5000
At December 30, 2022

Award Year	2022	2021	2020

Class A Common Stock ($)	248.72	248.72	248.72

Performance Factor (for LTIP awards)	0.7970	0.4475	0.6614
At December 31, 2021

Award Year	2021	2020	2019

Class A Common Stock ($)	192.66	192.66	192.66

Performance Factor (for LTIP awards)	0.7598	0.8701	0.7015
At December 31, 2020

Award Year	2020	2019	2018

Class A Common Stock ($)	245.60	245.60	245.60

Performance Factor (for LTIP awards)	0.7422	0.6313	1.0302
Former Executive Vice President and Chief Information Officer Robert C. Ingram III, who retired December 31, 2021, was a NEO in years 2020 and 2021, but not 2022. As a result, Average Compensation Actually Paid for non-CEO
NEOs in 2022 does not reflect a deduction of $303,317, the difference between Mr. Ingram’s Compensation Actually Paid in 2021, which relied on an estimated amount of his LTIP payout, and what Mr. Ingram’s 2021 Compensation Actually Paid would have been using the amount actually paid to him in 2022. The fair value for the actual amounts paid in 2022, 2021 and 2020 was based on the average price of our Class A common stock for the last 20 trading days of each performance period, $191.73, $238.30 and $168.45, respectively, and actual LTIP performance factors of .5267, .9841 and 1.0891, respectively.
The LTIP performance factor of .5000 at December 29, 2023 for the Award Year 2021 reflected in the above table represents a combination of performance under the LTIP and awards granted under the company’s Equity Compensation Plan. For Ms. Pelkowski, Award Year 2022 at December 29, 2023 is valued using the performance factor assigned to her senior vice president role, .7945. For Award Year 2023, a portion is valued using the senior vice president performance factor, 1.2044, and a portion is valued using the executive vice president performance factor, 1.1786.

(b)
Pension Benefits:
We deducted the amount in the “Change in Pension Value and
Non-Qualified
Deferred Compensation Earnings” column in the Summary Compensation Table and added the aggregate of: (i) actuarially determined service cost under our pension plan, a tax-qualified
defined benefit plan, and our SERP, a
non-qualified
defined benefit arrangement attributable to services rendered by the executive during the covered fiscal year; and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation, in each case, calculated in accordance with U.S. GAAP. These values are reported in columns C and G.

Compensation Actually Paid vs. Total Shareholder Return
Total Shareholder Return – Compensation Actually Paid versus TSR
Compensation, per the “compensation actually paid” calculation for our CEO and the average for our non-CEO
NEOs, and our TSR, decreased from 2020 to 2021. The decrease for this period in the compensation actually paid is the result of the decline of our stock price between December 31, 2020 and December 31, 2021. The price of our Class A common stock impacts the value of vested and unvested LTIP awards in the compensation actually paid calculation. The compensation actually paid for our CEO and the average for our non-CEO
NEOs, and our TSR, increased from 2021 to 2023.

Compensation Actually Paid vs. Net Income

Net Income
The graph above illustrates the directional relationship between (i) our CEO and average non-CEO
NEO’s compensation actually paid, and (ii) our net income over the four-year period 2020-2023. Net income is not a component of our executive compensation program and, therefore, does not have a direct correlation with actual compensation paid to our CEO and non-CEO
NEOs. Net income growth of 1.6 percent from 2020 to 2021 was primarily the result of increased revenue from investment operations. Net income growth of 0.2 percent from 2021 to 2022 was primarily the result of increased management fee revenue from strong DWP growth, partially offset by increased commissions and other operating expenses, and a reduction in revenue from investment operations. Net income growth of 49.4 percent from 2022 to 2023 was primarily the result of increased operating income due to increased management fee revenue from strong DWP growth and increased revenue from investment operations.

Compensation Actually Paid vs. Company Selected Measure
Direct Written Premium Growth
For purposes of this Pay versus Performance disclosure, we are required to identify a “Company Selected Measure” from among the measures linked to executive compensation (see Compensation Discussion and Analysis). DWP growth for the Property and Casualty Group is the selected measure. Although there are other financial performance measures providing important linkage to executive compensation (see Other Measures), they do not align with the SEC definition of a “Company Selected Measure.” DWP is included in both the AIP and LTIP (see Compensation Discussion and Analysis – Annual Incentive Plan and Long Term Incentive Plan). The graph above illustrates the directional relationship between our CEO and average non-CEO
NEO compensation actually paid and DWP growth over the four-year period 2020-2023.
Under the AIP, DWP is weighted at 35 percent (50 percent in 2020) of the total company performance measures and 28 percent of the total target AIP award for our NEOs. Each year, the compensation committee established a minimum, or “threshold,” a target, and a maximum level of payout for each performance measure. DWP increased 1.8 percent in 2020 compared to 2019. Since the threshold for that metric was set at 2.4 percent, there was no payout for that performance measure for the 2020 plan year. This below-target premium growth was impacted by rate reductions implemented for personal and commercial auto policies in response to reduced driving resulting from the
Covid-19
pandemic. Payments for the 2020 AIP plan year are included in the compensation actually paid calculation for 2020. In our LTIP, DWP growth is measured relative to a peer group over a period of three years and is weighted at 40 percent of the total LTIP award. Performance below that of the peer group results in payouts below target; performance equal to that of the peer group results in payouts at target; and performance better than the peer group results in payouts in excess of target. For the three-year performance period that ended December 31, 2020, the Property and Casualty Group outperformed the LTIP peer group by 102 basis points.
DWP for 2021 grew 3.3 percent over the prior year. The AIP target for that performance measure was set at 2.2 percent and the maximum was set at 4.2 percent, resulting in a 155 percent payout for that metric for the 2021 plan year, which is included in the compensation actually paid calculation for 2021. For the LTIP three-year performance period that ended December 31, 2021, the Property and Casualty Group underperformed the peer group by 247 basis points.
The DWP target in the 2022 AIP was set at 6.7 percent and the maximum was set at 9.7 percent. Actual 2022 DWP growth was 9.2 percent, resulting in a 183 percent payout for that performance measure for the 2022 plan year which is included in the compensation actually paid calculation for 2022. For the three-year LTIP performance period that ended December 31, 2022, the Property and Casualty Group underperformed the peer group by 210 basis points.
The DWP target in the 2023 AIP was set at 10.2 percent and the maximum was set at 13.2 percent. Actual 2023 DWP growth was 17.0 percent, resulting in a 200 percent payout for that performance measure for the 2023 plan year which is included in the compensation actually paid calculation for 2023. For the three-year LTIP performance period that ended December 31, 2023, we are projecting that the Property and Casualty Group will underperform the peer group.

Total Shareholder Return Vs Peer Group
Total Shareholder Return – Company versus Peer Group
The Standard & Poor’s Supercomposite Insurance Industry Group Index is made up of 56 members comprised of property and casualty insurers, insurance brokers, and life insurers, and is a capitalization weighted index. The Standard & Poor’s Supercomposite Insurance Industry Group Index is not our Executive Compensation Benchmarking Peer Group. Instead, we use compensation data from a peer group of property and casualty companies that we consider to be our competitors for policyholders and, in some cases, employees, and similar to us in terms of lines of business, net premiums written and/or asset size. See Compensation Discussion and Analysis — 2023 Executive Compensation Benchmarking Peer Group. Since several of the companies in our 2023 Executive Compensation Benchmarking Peer Group are not publicly traded, there is no way to calculate TSR for our 2023 Executive Compensation Benchmarking Peer Group.
While we do not benchmark executive compensation to Standard & Poor’s Supercomposite Insurance Industry Group Index, we believe that the composition of the selected index is a suitable comparator for TSR as it broadly reflects our operations serving as attorney-in-fact
for the policyholders at the Exchange. The majority of our revenue is based on the direct premiums written by the Property and Casualty Group. Our performance, as measured by total shareholder return, exceeded the index three out of the four years shown in the graph above.

Tabular List, Table

Other Measures

Statutory Combined Ratio of the Property and Casualty Group

Growth in Policies in Force of the Property and Casualty Group

Return on Invested Assets of the Property and Casualty Group

Our Net Operating Income

Total Shareholder Return Amount	$ 221	161	122	152
Peer Group Total Shareholder Return Amount	153	139	127	98
Net Income (Loss)	$ 446,061,322	$ 298,569,474	$ 297,860,233	$ 293,303,865
Company Selected Measure Amount	0.17	0.092	0.033	0.018
PEO Name	Mr. NeCastro
Average price of our Class A common stock | $ / shares		$ 191.73	$ 238.3	$ 168.45
Net Income Growth	49.40%	0.20%	1.60%
Management Fee	25.00%	25.00%	25.00%	25.00%
Average Compensation Actually Paid for Non CEO NEOs		$ 303,317
AIP Payout For The Year	200.00%	183.00%	155.00%
Percentage of Weighted Average Annual Incentive plan Award Rate	35.00%			50.00%
Percentage of Annual Incentive Plan Award	28.00%
Increase (Decrease) In Percentage Of Direct Written Growth Rate	17.00%	9.20%	3.30%	1.80%
Percentage of Weighted Average Long Term Incentive plan Award Rate				40.00%
Actual LTIP Performance Factors		0.5267	0.9841	1.0891
Policies with Respect to Securities Trades by Insiders [Text Block]
Policies with Respect to Securities Trades by Insiders
We are committed to promoting high standards of ethical business conduct and compliance with applicable laws, rules and regulations. As part of this commitment, we have adopted our Policies with Respect to Securities Trades by Insiders governing the purchase, sale, and/or other dispositions of our securities by our directors, officers, and employees, as well as by the Company itself, that we believe is reasonably designed to promote compliance with insider trading laws, rules and regulations, and the exchange listing standards applicable to us. A copy of our Policies with Respect to Securities Trades by Insiders, including any amendments thereto, was filed as Exhibit 19.1 to our Annual Report on Form
10-K
for the year ended 2023.

Measure:: 1
Pay vs Performance Disclosure
Name	Statutory Combined Ratio of the Property and Casualty Group
Measure:: 2
Pay vs Performance Disclosure
Name	Growth in Policies in Force of the Property and Casualty Group
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Invested Assets of the Property and Casualty Group
Measure:: 4
Pay vs Performance Disclosure
Name	Our Net Operating Income
Measure:: 5
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Other Measures
The following table contains additional measures that link Company performance to the compensation actually paid to our CEO and non-CEO
NEOs. See Compensation Discussion and Analysis for additional information on these measures including their relationship to the Property and Casualty Group and/or the Company. In addition to growth in DWP of the Property and Casualty Group, these measures represent the most important financial performance measures linking compensation actually paid to the NEOs for the most recently completed fiscal year.

Other Measures

Statutory Combined Ratio of the Property and Casualty Group

Growth in Policies in Force of the Property and Casualty Group

Return on Invested Assets of the Property and Casualty Group

Our Net Operating Income

Two Thousand Twenty Three Award Year [Member]
Pay vs Performance Disclosure
Class A Common Stock | $ / shares	$ 334.92
Performance Factor	1.1786
Two Thousand Twenty Two Award Year [Member]
Pay vs Performance Disclosure
Class A Common Stock | $ / shares	$ 334.92	$ 248.72
Performance Factor	0.797	0.797
Two Thousand Twenty One Award Year [Member]
Pay vs Performance Disclosure
Class A Common Stock | $ / shares	$ 334.92	$ 248.72	$ 192.66
Performance Factor	0.5000	0.4475	0.7598
Two Thousand Twenty Award Year [Member]
Pay vs Performance Disclosure
Class A Common Stock | $ / shares		$ 248.72	$ 192.66	$ 245.6
Performance Factor		0.6614	0.8701	0.7422
Two Thousand Nineteen Award Year [Member]
Pay vs Performance Disclosure
Class A Common Stock | $ / shares			$ 192.66	$ 245.6
Performance Factor			0.7015	0.6313
Two Thousand Eighteen Award Year [Member]
Pay vs Performance Disclosure
Class A Common Stock | $ / shares				$ 245.6
Performance Factor				1.0302
Top Range [Member]
Pay vs Performance Disclosure
Percentage of Annual Incentive Plan Award Based on Performance Measure	13.20%	9.70%	4.20%
Bottom Range [Member]
Pay vs Performance Disclosure
Percentage of Annual Incentive Plan Award Based on Performance Measure	10.20%	6.70%	2.20%	2.40%
PEO | Stock awards deducted from sct [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,540,445	$ 2,184,136	$ 1,940,202	$ 1,900,133
PEO | Change in pension value deducted from sct [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	525,707	0	509,104	1,270,170
PEO | Stock awards added to compensation actually paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,085,959	2,052,999	759,848	4,085,511
PEO | Stock awards deducted to compensation actually paid
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Stock award "true-up" added/ deducted from compensation actually paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(511,981)	(387,601)	(205,957)	(53,808)
PEO | Pension service cost added to compensation actually paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	222,618	282,523	303,356	273,259
Non-PEO NEO | Stock awards deducted from sct [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	827,526	432,460	448,446	439,373
Non-PEO NEO | Change in pension value deducted from sct [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	347,379	7,145	148,236	537,564
Non-PEO NEO | Stock awards added to compensation actually paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	692,400	416,370	122,250	1,057,944
Non-PEO NEO | Stock awards deducted to compensation actually paid
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	64,128	0	44,433	0
Non-PEO NEO | Stock award "true-up" added/ deducted from compensation actually paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(68,400)	(71,931)	(61,373)	(23,229)
Non-PEO NEO | Pension service cost added to compensation actually paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 58,413	$ 39,323	$ 83,591	$ 103,827